Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	$ (28,036)	$ (24,515)	$ (24,091)
Loss from equity accounted investments, related impairments and expenses:
Loss from operations	566	636	2,520
Net finance costs	(1,245)	(1,417)	(1,013)
Loss before taxation	(650)	(763)	(2,520)
Income tax benefit	(2,320)	(243)	(247)
Loss after taxation	(2,970)	(1,006)	(2,767)
Balance sheet movement
Movement in Trade and other payables	(719)	(512)	1,272
Cash flow statement
Loss before taxation	(650)	(763)	(2,520)
Net finance costs	1,245	1,417	1,013
Changes in assets and liabilities
Trade and other payables	719	512	(1,272)
Net operating cash flows	18,461	16,804	10,625
Net investing cash flows	(5,921)	(4,161)	(7,245)
Net decrease in cash and cash equivalents	1,650	3,047	4,138
Samarco dam failure [member]
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	(57)	(82)	(70)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(80)	(134)	(655)
Impairment of the carrying value of the investment in Samarco			(525)
Samarco dam failure provision	(429)	(38)	(1,200)
Loss from operations	(566)	(254)	(2,450)
Net finance costs	(84)	(127)
Loss before taxation	(650)	(381)	(2,450)
Income tax benefit			253
Loss after taxation	(650)	(381)	(2,197)
Balance sheet movement
Movement in Trade and other payables	4	(3)	(11)
Movement in Investments accounted for using the equity method			(1,180)
Movement in Deferred tax assets			(158)
Movement in Provisions	(228)	143	(1,200)
Movement in Deferred tax liabilities			411
Net (liabilities)/assets	(224)	140	(2,138)
Cash flow statement
Loss before taxation	(650)	(381)	(2,450)
Share of loss relating to the Samarco dam failure	80	134	655
Impairment of the carrying value of the investment in Samarco			(525)
Samarco dam failure provision	429	38	1,200
Net finance costs	84	127
Changes in assets and liabilities
Trade and other payables	(4)	3	11
Net operating cash flows	(61)	(79)	(59)
Net investment and funding of equity accounted investments	(365)	(442)
Net investing cash flows	(365)	(442)
Net decrease in cash and cash equivalents	$ (426)	$ (521)	$ (59)